Financial expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial expenses
Interest expenses from financial liabilities measured at amortized costs	kr 3,205	kr 15,080		kr 18,913
Amortization of financing costs	0	18,347		5,748
Fair value adjustments of Marketable securities	0	1,389		0
Loss on sale of Marketable securities	0	881		0
Other financial expenses	185	1,625		949
Exchange rate adjustments	0	0		7,899
Total financial expenses	kr 3,390	kr 37,322	[1]	kr 33,509	[1]

[1]	See note 1 to the consolidated financial statements.